Vessels, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel Cost
Vessel Cost, Beginning Balance	$ 743,116	$ 605,367
Transfers from Advances for vessel acquisitions	186,895	137,749
Vessel Cost,Ending Balance	930,011	743,116	605,367
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(87,760)	(64,123)
Depreciation	(32,250)	(23,637)	(19,673)
Accumulated Depreciation, Ending Balance	(120,010)	(87,760)	(64,123)
Net Book Value
Net Book Value, Beginning Balance	655,356	541,244
Transfers from Advances for vessel acquisitions	186,895	137,749
Depreciation	(32,250)	(23,637)	(19,673)
Net Book Value, Ending Balance	810,001	655,356	541,244
Property Plant And Equipment Collateral For Debt	$ 795,966